CONTINGENCIES (Details Narrative)		12 Months Ended
	May 13, 2024	Dec. 28, 2025 USD ($) ft²	Dec. 29, 2024 USD ($)
Right to use asset		$ 1,267,699	$ 1,724,052
Lease term	44 months
Village Bier Garten Assets [Member]
Right to use asset		215,000
Unpaid consulting fees		$ 200,000
Restaurant space | ft²		3,000
Lease term		60 months
Annual escalation		3.00%
Monthly lease payment		$ 8,200